Net Foreign Exchange (Loss)/Gain - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 AUD ($)
Net Foreign Exchange Loss Gain [Line Items]
Term deposit	$ 100	$ 141,900	$ 100	$ 116
Term deposit maturity date	Feb. 03, 2021
Foreign exchange loss	$ 9
US IPO
Net Foreign Exchange Loss Gain [Line Items]
Aggregate gross proceeds for IPO	$ 128